Share Capital (Details Textual)				1 Months Ended							6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 15, 2017 USD ($) shares	Jul. 07, 2016 USD ($) $ / shares shares	Jul. 09, 2015 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 27, 2017	Aug. 31, 2017 USD ($) shares	Feb. 28, 2017 USD ($) $ / shares shares	Jul. 31, 2016 shares	Oct. 31, 2015 $ / shares shares	Nov. 30, 2014 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Oct. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2017 ₪ / shares	Dec. 31, 2016 ₪ / shares
Share Capital (Textual)
Conversion of shares | shares								274,667
Ordinary shares, par value | ₪ / shares																₪ 0.01	₪ 0.01
Compensation expense													$ 136,134	$ 52,389	$ 8,788
Risk free rate															1.67%
Net of issuance costs				$ 600,000									$ 600,000
Warrants amount				$ 162,624
Issuance of ordinary shares | shares				75,000									50,000
Issuance ordinary share value				$ 37,500									$ 110,810
Principal amount				600,000									600,000
Fair value amount				$ 24,344									$ 24,344
Restricted ordinary shares | shares						60,000							60,000
Options granted | shares													198,788
Additional stock based compensation													$ 54,598
Proportional issuance for service value						$ 50,000
Shares vested | shares				37,500
Weighted average period										1 year 5 months 5 days
Total compensation cost										$ 319,955
Black-Scholes option pricing model [Member]
Share Capital (Textual)
Dividend yield													0.00%	0.00%
Expected volatility													64.12%	75.80%
Risk free rate													1.95%	1.61%
Expected life in years													2 years 7 months 13 days	3 years 7 months 17 days
Warrants amount													$ 87,560	$ 135,762
Digiflex [Member]
Share Capital (Textual)
Dividend yield				0.00%
Expected volatility				68.59%
Risk free rate				2.19%
Expected life in years				4 years 11 months 1 day
Ordinary shares, Description				The Company issued to new investor and some of the former owners of DigiFlex 333,333 units at a price of $1.50 per unit. Each unit consists of (i) one ordinary share and (ii) a five-year warrant to purchase one ordinary share at an exercise price of $1.50 per share.
Aggregate net proceeds of sale of stock				$ 500,000
Warrants amount				$ 165,685
Issuance of shares | shares				6,560,471									6,560,471
Stock option plan [Member]
Share Capital (Textual)
Vesting rights description													Options vest over a period of zero to three years from date of grant.
Exercised for grant term													7 years
Principal amount				$ 100,000									$ 100,000
Options granted | shares													193,802
Issuance of Ordinary Shares [Member]
Share Capital (Textual)
Conversion of shares | shares								274,667
Dividend yield							0.00%					0.00%
Expected volatility							71.39%					68.11%
Risk free rate							2.10%					1.14%
Expected life in years							4 years 1 month 6 days					5 years
Ordinary shares, Description							Each unit consists of (i) one ordinary share and (ii) a five-year warrant to purchase one ordinary share at an exercise price of $1.50 per share.					Each unit consists of (i) one ordinary share and (ii) a five-year warrant to purchase one ordinary share at an exercise price of $1.50 per share.
Aggregate of sale of stock | shares		860,000
Aggregate net proceeds of sale of stock		$ 645,000					$ 80,000					$ 561,000
Net of issuance costs												9,709
Warrants amount							$ 26,296					$ 183,260
Maximum investment amount		$ 900,000
Shares issued, Price per share | $ / shares		$ 0.75					$ 1.50					$ 1.50
Issuance of shares | shares							53,333					374,001
Fair value amount				$ 144,931									$ 144,931
Amount paid by founders														$ 777
Issuance of Ordinary Shares [Member] | SEDA [Member]
Share Capital (Textual)
Ordinary shares, Description			Each unit consists of (i) one ordinary share and (ii) a five-year warrant to purchase one ordinary share at an exercise price of $1.50 per share.								Each unit includes one ordinary share and one warrant to purchase ordinary share at an exercise price of $1.50 per share.
Aggregate of sale of stock | shares											296,813
Aggregate net proceeds of sale of stock											$ 445,219
Net of issuance costs											$ 4,285				$ 4,285
Maximum investment amount			$ 3,000,000
Lowest daily volume of weighted average price percentage			95.00%
Shares issued, Price per share | $ / shares											$ 1.50				$ 1.50
Diligence fee	$ 15,000
Commitment fee	$ 150,000
Issuance of ordinary shares | shares	100,000
Issuance of purchase shares | shares									100,000
Purchase price of per share | $ / shares									$ 1.50
Issuance of shares | shares											100,000				100,000
Share Purchase Agreement [Member]
Share Capital (Textual)
Ordinary shares, Description					Pursuant to which the Company received aggregate gross proceeds of $992,615 from Jet CU in exchange for 992,615 Ordinary Shares and 300,000 warrants to purchase 300,000 Ordinary Shares at an exercise price of $0.50 per share. The warrants may be exercised, in whole or in part, for a period of five (5) years, i.e. until January 3, 2023.